CONDENSED CONSOLIDATING FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010		Jan. 01, 2010
Current assets:
Cash and cash equivalents	$ 314.5								$ 436.0								$ 314.5		$ 436.0		$ 573.8
Accounts receivable, including retentions	1,554.8								1,114.7								1,554.8		1,114.7
Costs and accrued earnings in excess of billings on contracts	1,384.3								1,132.0								1,384.3		1,132.0
Less receivable allowances	(69.7)								(43.1)								(69.7)		(43.1)
Net accounts receivable	2,869.4								2,203.6								2,869.4		2,203.6
Deferred tax assets	67.6								63.0								67.6		63.0		83.3
Inventory	61.5								19.5								61.5		19.5
Other current assets	204.2								181.8								204.2		181.8
Total current assets	3,517.2								2,903.9								3,517.2		2,903.9
Investments in and advances to unconsolidated joint ventures	278.3								107.7								278.3		107.7
Property and equipment at cost, net	687.5	[1],[2]							269.4	[1],[2]							687.5	[1],[2]	269.4	[1],[2]
Intangible assets, net	692.2								522.0								692.2		522.0		514.1
Goodwill	3,247.1								2,773.0								3,247.1		2,773.0		3,393.2
Other long-term assets	364.2								286.6								364.2		286.6
Total assets	8,786.5								6,862.6								8,786.5		6,862.6
Current liabilities:
Current portion of long-term debt	71.8								61.5								71.8		61.5
Accounts payable and subcontractors payable, including retentions	803.5								659.1								803.5		659.1
Accrued salaries and employee benefits	558.8								527.0								558.8		527.0
Billings in excess of costs and accrued earnings on contracts	289.1								310.8								289.1		310.8
Other current liabilities	277.8								176.5								277.8		176.5
Total current liabilities	2,001.0								1,734.9								2,001.0		1,734.9
Long-term debt	1,992.5								737.0								1,992.5		737.0
Deferred tax liabilities	328.3								276.5								328.3		276.5		326.9
Self-insurance reserves	129.8								132.7								129.8		132.7
Pension and post-retirement benefit obligations	300.9								276.0								300.9		276.0
Other long-term liabilities	271.0								221.1								271.0		221.1
Total liabilities	5,023.5								3,378.2								5,023.5		3,378.2
Commitments and contingencies
URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Total URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	3,763.0								3,484.4								3,763.0		3,484.4		4,201.0		3,950.5
Total liabilities and stockholders' equity	8,786.5								6,862.6								8,786.5		6,862.6
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues	2,972.7		2,947.6		2,690.7		2,361.5		2,393.2		2,471.7		2,360.3		2,319.8		10,972.5		9,545.0		9,177.1
Cost of revenues	(2,810.5)		(2,753.3)		(2,527.5)		(2,203.2)		(2,257.7)		(2,300.1)		(2,228.3)		(2,202.7)		(10,294.5)		(8,988.8)		(8,609.5)
General and administrative expenses																	(83.6)		(79.5)		(71.0)
Acquisition-related expenses			0.8	[3]	(11.3)	[3]	(5.6)	[3]					(1.0)				(16.1)		(1.0)		(11.9)
Restructuring costs									(5.5)	[4]									(5.5)		(10.6)
Goodwill impairment									(27.7)	[5]	(798.1)	[5]							(825.8)
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
Operating income (loss)	171.4	[6]	203.6	[6]	149.5	[6]	161.4	[6]	114.1	[7]	(620.2)	[7]	150.6	[7]	132.1	[7]	685.9	[8]	(223.4)	[8]	544.4	[8]
Interest expense																	(70.7)		(22.1)		(30.6)
Other income (expenses)	(3.6)	[9]	10.8	[9]	(9.2)	[9]	2.5	[9]									0.5
Income (loss) before income taxes																	615.7		(245.5)		513.8
Income tax benefit (expense)	(34.7)		(66.1)		(40.5)		(48.6)		(46.8)		39.5		(45.5)		(39.0)		(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests	113.4		127.8		79.1		105.5		60.6		(585.8)		100.0		87.9		425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries	(42.8)		(21.1)		(25.5)		(25.8)		(32.2)		(37.3)		(33.2)		(25.8)		(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS	70.6		106.7		53.6		79.7		28.4		(623.1)		66.8		62.1		310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	430.2		505.9		526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		(282.1)		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					20.7
Proceeds from disposal of property and equipment																	25.3		14.1		8.3
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Investments in unconsolidated joint ventures																	(4.4)		(19.6)		(6.0)
Changes in restricted cash																	3.9		7.0		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(125.4)		(67.5)		(45.2)
Maturity of short-term investments																					30.2
Net cash from investing activities																	(1,446.6)		(348.1)		(299.8)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700.0
Payments on long-term debt																	(38.0)		(632.6)		(159.6)
Borrowings from revolving line of credit																	661.6		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(20.5)		(16.4)		(7.6)
Net change in overdrafts																	54.5		(18.0)		14.4
Payments on capital lease obligations																	(14.6)		(10.9)		(7.5)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.6		8.2
Dividends paid																	(44.7)
Repurchases of common stock																	(40.0)		(242.8)		(128.3)
Net cash from financing activities																	892.3		(294.3)		(375.1)
Net change in cash and cash equivalents																	(124.1)		(136.5)		(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							436.0								573.8		436.0		573.8		721.1
Cash and cash equivalents at end of period	314.5								436.0								314.5		436.0		573.8
As Reported [Member]
Current assets:
Cash and cash equivalents	314.5								436.0								314.5		436.0		573.8
Accounts receivable, including retentions	1,554.8								1,114.7								1,554.8		1,114.7
Costs and accrued earnings in excess of billings on contracts	1,384.3								1,132.0								1,384.3		1,132.0
Less receivable allowances	(69.7)								(43.1)								(69.7)		(43.1)
Net accounts receivable	2,869.4								2,203.6								2,869.4		2,203.6
Deferred tax assets	67.6								63.0								67.6		63.0
Inventory	61.5								19.5								61.5		19.5
Other current assets	204.2								181.8								204.2		181.8
Total current assets	3,517.2								2,903.9								3,517.2		2,903.9
Investments in and advances to unconsolidated joint ventures	278.3								107.7								278.3		107.7
Property and equipment at cost, net	687.5								269.4								687.5		269.4
Intangible assets, net	692.2								522.0								692.2		522.0
Goodwill	3,247.1								2,773.0								3,247.1		2,773.0
Other long-term assets	364.2								286.6								364.2		286.6
Total assets	8,786.5								6,862.6								8,786.5		6,862.6
Current liabilities:
Current portion of long-term debt	71.8								61.5								71.8		61.5
Accounts payable and subcontractors payable, including retentions	803.5								659.1								803.5		659.1
Accrued salaries and employee benefits	558.8								527.0								558.8		527.0
Billings in excess of costs and accrued earnings on contracts	289.1								310.8								289.1		310.8
Other current liabilities	277.8								176.5								277.8		176.5
Total current liabilities	2,001.0								1,734.9								2,001.0		1,734.9
Long-term debt	1,992.5								737.0								1,992.5		737.0
Deferred tax liabilities	328.3								276.5								328.3		276.5
Self-insurance reserves	129.8								132.7								129.8		132.7
Pension and post-retirement benefit obligations	300.9								276.0								300.9		276.0
Other long-term liabilities	271.0								221.1								271.0		221.1
Total liabilities	5,023.5								3,378.2								5,023.5		3,378.2
Total URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	3,763.0								3,484.4								3,763.0		3,484.4
Total liabilities and stockholders' equity	8,786.5								6,862.6								8,786.5		6,862.6
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	10,972.5		9,545.0		9,177.1
Cost of revenues																	(10,294.5)		(8,988.8)		(8,609.5)
General and administrative expenses																	(83.6)		(79.5)		(71.0)
Acquisition-related expenses																	(16.1)		(1.0)		(11.9)
Restructuring costs																			(5.5)		(10.6)
Goodwill impairment																			(825.8)
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
Operating income (loss)																	685.9		(223.4)		544.4
Interest expense																	(70.7)		(22.1)		(30.6)
Other income (expenses)																	0.5
Income (loss) before income taxes																	615.7		(245.5)		513.8
Income tax benefit (expense)																	(189.9)		(91.8)		(127.6)
Net income (loss) including noncontrolling interests																	425.8		(337.3)		386.2
Noncontrolling interests in income of consolidated subsidiaries																	(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																	310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	430.2		505.9		526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		(282.1)		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					20.7
Proceeds from disposal of property and equipment																	25.3		14.1		8.3
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Investments in unconsolidated joint ventures																	(4.4)		(19.6)		(6.0)
Changes in restricted cash																	3.9		7.0		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(125.4)		(67.5)		(45.2)
Maturity of short-term investments																					30.2
Net cash from investing activities																	(1,446.6)		(348.1)		(299.8)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700.0
Payments on long-term debt																	(38.0)		(632.6)		(159.6)
Borrowings from revolving line of credit																	661.6		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(20.5)		(16.4)		(7.6)
Net change in overdrafts																	54.5		(18.0)		14.4
Payments on capital lease obligations																	(14.6)		(10.9)		(7.5)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.6		8.2
Dividends paid																	(44.7)
Repurchases of common stock																	(40.0)		(242.8)		(128.3)
Net cash from financing activities																	892.3		(294.3)		(375.1)
Net change in cash and cash equivalents																	(124.1)		(136.5)		(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							436.0								573.8		436.0		573.8		721.1
Cash and cash equivalents at end of period	314.5								436.0								314.5		436.0		573.8
Senior Debt Obligations [Member]
Senior Notes and Canadian Notes [Abstract]
Senior Notes, future indebtedness threshold for guarantors	100.0																100.0
3.85% Senior Notes (net of discount) [Member]
Senior Notes and Canadian Notes [Abstract]
Senior Notes, aggregate principal amount	400.0																400.0
Senior Notes, interest rate, stated percentage	3.85%																3.85%
5.00% Senior Notes (net of discount) [Member]
Senior Notes and Canadian Notes [Abstract]
Senior Notes, aggregate principal amount	600.0																600.0
Senior Notes, interest rate, stated percentage	5.00%																5.00%
Issuer parent [Member]
Current assets:
Cash and cash equivalents	14.4								193.9								14.4		193.9		385.0
Intercompany accounts receivable	1,793.2								2,621.2								1,793.2		2,621.2
Deferred tax assets	6.8								3.3								6.8		3.3
Other current assets	38.2								60.1								38.2		60.1
Total current assets	1,852.6								2,878.5								1,852.6		2,878.5
Investments in and advances to unconsolidated joint ventures	5,400.6								5,160.7								5,400.6		5,160.7
Property and equipment at cost, net	26.9								20.9								26.9		20.9
Intangible assets, net	0.2								0.2								0.2		0.2
Other long-term assets	22.3								24.3								22.3		24.3
Total assets	7,302.6								8,084.6								7,302.6		8,084.6
Current liabilities:
Current portion of long-term debt	18.9								9.0								18.9		9.0
Accounts payable and subcontractors payable, including retentions	4.2								4.3								4.2		4.3
Accrued salaries and employee benefits	41.0								35.0								41.0		35.0
Intercompany accounts payable	3,165.7								3,996.9								3,165.7		3,996.9
Short-term intercompany notes payable	14.3								327.8								14.3		327.8
Other current liabilities	59.5								3.5								59.5		3.5
Total current liabilities	3,303.6								4,376.5								3,303.6		4,376.5
Long-term debt	952.2								714.3								952.2		714.3
Other long-term liabilities	2.8								4.3								2.8		4.3
Total liabilities	4,258.6								5,095.1								4,258.6		5,095.1
Commitments and contingencies
URS stockholders' equity	3,621.1								3,377.2								3,621.1		3,377.2
Intercompany notes receivable	(577.1)								(387.7)								(577.1)		(387.7)
Total URS stockholders' equity	3,044.0								2,989.5								3,044.0		2,989.5
Total stockholders' equity	3,044.0								2,989.5								3,044.0		2,989.5
Total liabilities and stockholders' equity	7,302.6								8,084.6								7,302.6		8,084.6
Disclosure Condensed Consolidating Statements of Operations [Abstract]
General and administrative expenses																	(83.2)		(81.2)		(76.6)
Acquisition-related expenses																	(6.7)
Equity in income (loss) in subsidiaries																	297.8		(487.6)		268.2
Intercompany royalty and general and administrative charges																	140.6		136.9		146.4
Operating income (loss)																	348.5		(431.9)		338.0
Interest expense																	(36.2)		(20.9)		(31.4)
Intercompany interest income																	7.8		2.9		2.7
Intercompany interest expense																	(1.4)		(0.8)		(0.7)
Other income (expenses)																	(0.3)
Income (loss) before income taxes																	318.4		(450.7)		308.6
Income tax benefit (expense)																	(7.8)		(15.1)		(20.7)
Net income (loss) including noncontrolling interests																	310.6		(465.8)		287.9
Net income (loss) attributable to URS																	310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	34.1		(132.1)		(7.0)
Cash flows from investing activities:
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(11.4)		(8.6)		(4.6)
Net intercompany investing activities																	942.6		20.7		(643.6)
Net cash from investing activities																	930.9		12.1		(648.2)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700.0
Payments on long-term debt																	(30.0)		(625.0)		(150.0)
Borrowings from revolving line of credit																	560.0		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(0.8)		(0.6)		(0.5)
Payments on capital lease obligations																	(0.8)		(0.5)		(0.4)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Dividends paid																	(44.7)
Repurchases of common stock																	(40.0)		(242.8)		(128.3)
Net intercompany financing activities																	(2,003.7)		66.3		1,039.6
Net cash from financing activities																	(1,144.5)		(71.1)		772.9
Net change in cash and cash equivalents																	(179.5)		(191.1)		117.7
Cash and cash equivalents at beginning of period							193.9								385.0		193.9		385.0		267.3
Cash and cash equivalents at end of period	14.4								193.9								14.4		193.9		385.0
Issuer parent [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	14.4								193.8								14.4		193.8		384.9
Intercompany accounts receivable	1,765.8								2,723.5								1,765.8		2,723.5
Deferred tax assets	6.8								3.3								6.8		3.3
Other current assets	38.2								60.1								38.2		60.1
Total current assets	1,825.2								2,980.7								1,825.2		2,980.7
Investments in and advances to unconsolidated joint ventures	5,400.5								5,160.8								5,400.5		5,160.8
Property and equipment at cost, net	26.9								20.9								26.9		20.9
Intangible assets, net	0.2								0.2								0.2		0.2
Other long-term assets	22.4								24.3								22.4		24.3
Total assets	7,275.2								8,186.9								7,275.2		8,186.9
Current liabilities:
Current portion of long-term debt	18.9								9.0								18.9		9.0
Accounts payable and subcontractors payable, including retentions	4.1								4.3								4.1		4.3
Accrued salaries and employee benefits	41.1								35.0								41.1		35.0
Intercompany accounts payable	3,138.3								4,099.2								3,138.3		4,099.2
Short-term intercompany notes payable	14.3								327.8								14.3		327.8
Other current liabilities	59.4								3.5								59.4		3.5
Total current liabilities	3,276.1								4,478.8								3,276.1		4,478.8
Long-term debt	952.2								714.3								952.2		714.3
Other long-term liabilities	2.9								4.3								2.9		4.3
Total liabilities	4,231.2								5,197.4								4,231.2		5,197.4
Commitments and contingencies
Intercompany notes receivable	(577.1)								(387.7)								(577.1)		(387.7)
Total URS stockholders' equity	3,044.0								2,989.5								3,044.0		2,989.5
Total stockholders' equity	3,044.0								2,989.5								3,044.0		2,989.5
Total liabilities and stockholders' equity	7,275.2								8,186.9								7,275.2		8,186.9
Disclosure Condensed Consolidating Statements of Operations [Abstract]
General and administrative expenses																	(83.2)		(81.2)		(76.6)
Acquisition-related expenses																	(6.7)
Equity in income (loss) in subsidiaries																	297.8		(487.6)		268.2
Operating income (loss)																	207.9		(568.8)		191.6
Interest expense																	110.8		118.1		117.0
Other income (expenses)																	(0.3)
Income (loss) before income taxes																	318.4		(450.7)		308.6
Income tax benefit (expense)																	(7.8)		(15.1)		(20.7)
Net income (loss) including noncontrolling interests																	310.6		(465.8)		287.9
Net income (loss) attributable to URS																	310.6		(465.8)		287.9
Comprehensive income (loss) attributable to URS																	308.2		(539.7)		300.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	34.2		(132.1)		(7.0)
Cash flows from investing activities:
Payments in settlement of foreign currency forward contract																	(1,260.6)
Receipts in settlement of foreign currency forward contract																	1,260.3
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(11.4)		(8.6)		(4.6)
Net intercompany investing activities																	912.5		(142.1)		(761.7)
Net cash from investing activities																	900.8		(150.7)		(766.3)
Cash flows from financing activities:
Borrowings from long-term debt																	998.9		700.0
Payments on long-term debt																	(30.0)		(625.0)		(150.0)
Borrowings from revolving line of credit																	560.0		138.6
Payments on revolving line of credit																	(583.6)		(115.7)
Net payments under foreign lines of credit and short-term notes																	(0.8)		(0.6)		(0.5)
Payments on capital lease obligations																	(0.8)		(0.5)		(0.4)
Payments of debt issuance costs																	(8.8)		(3.9)
Excess tax benefits from stock-based compensation																	0.1		0.8		1.2
Proceeds from employee stock purchases and exercises of stock options																	8.9		11.7		11.3
Dividends paid																	(44.7)
Repurchases of common stock																	(40.0)		(242.8)		(128.3)
Net intercompany financing activities																	(1,973.6)		229.1		1,157.7
Net cash from financing activities																	(1,114.4)		91.7		891.0
Net change in cash and cash equivalents																	(179.4)		(191.1)		117.7
Cash and cash equivalents at beginning of period							193.8								384.9		193.8		384.9		267.2
Cash and cash equivalents at end of period	14.4								193.8								14.4		193.8		384.9
Issuer parent [Member] | Adjustment [Member]
Current assets:
Cash and cash equivalents									0.1										0.1		0.1
Intercompany accounts receivable	27.4								(102.3)								27.4		(102.3)
Total current assets	27.4								(102.2)								27.4		(102.2)
Investments in and advances to unconsolidated joint ventures	0.1								(0.1)								0.1		(0.1)
Other long-term assets	(0.1)																(0.1)
Total assets	27.4								(102.3)								27.4		(102.3)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1																0.1
Accrued salaries and employee benefits	(0.1)																(0.1)
Intercompany accounts payable	27.4								(102.3)								27.4		(102.3)
Other current liabilities	0.1																0.1
Total current liabilities	27.5								(102.3)								27.5		(102.3)
Other long-term liabilities	(0.1)																(0.1)
Total liabilities	27.4								(102.3)								27.4		(102.3)
Total liabilities and stockholders' equity	27.4								(102.3)								27.4		(102.3)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Intercompany royalty and general and administrative charges																	140.6		136.9		146.4
Operating income (loss)																	140.6		136.9		146.4
Interest expense																	(147.0)		(139.0)		(148.4)
Intercompany interest income																	7.8		2.9		2.7
Intercompany interest expense																	(1.4)		(0.8)		(0.7)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	(0.1)
Cash flows from investing activities:
Net intercompany investing activities																	30.1		162.8		118.1
Net cash from investing activities																	30.1		162.8		118.1
Cash flows from financing activities:
Net intercompany financing activities																	(30.1)		(162.8)		(118.1)
Net cash from financing activities																	(30.1)		(162.8)		(118.1)
Net change in cash and cash equivalents																	(0.1)
Cash and cash equivalents at beginning of period							0.1								0.1		0.1		0.1		0.1
Cash and cash equivalents at end of period									0.1										0.1		0.1
Issuer Fox LP [Member]
Current assets:
Intercompany accounts receivable	22.4																22.4
Total current assets	22.4																22.4
Investments in and advances to unconsolidated joint ventures	20.7																20.7
Total assets	43.1																43.1
Current liabilities:
Intercompany accounts payable	14.7																14.7
Other current liabilities	8.6																8.6
Total current liabilities	23.3																23.3
Long-term debt	699.6																699.6
Total liabilities	722.9																722.9
Commitments and contingencies
URS stockholders' equity	8.0																8.0
Intercompany notes receivable	(687.8)																(687.8)
Total URS stockholders' equity	(679.8)																(679.8)
Total stockholders' equity	(679.8)																(679.8)
Total liabilities and stockholders' equity	43.1																43.1
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	20.7
Operating income (loss)																	20.7
Interest expense																	(22.9)
Intercompany interest income																	2.6
Income (loss) before income taxes																	0.4
Income tax benefit (expense)																	7.6
Net income (loss) including noncontrolling interests																	8.0
Net income (loss) attributable to URS																	8.0
Comprehensive income (loss) attributable to URS																	8.0
Issuer Fox LP [Member] | As Reported [Member]
Current assets:
Intercompany accounts receivable	22.4																22.4
Total current assets	22.4																22.4
Investments in and advances to unconsolidated joint ventures	20.7																20.7
Total assets	43.1																43.1
Current liabilities:
Intercompany accounts payable	14.7																14.7
Other current liabilities	8.6																8.6
Total current liabilities	23.3																23.3
Long-term debt	699.6																699.6
Total liabilities	722.9																722.9
Commitments and contingencies
Intercompany notes receivable	(687.8)																(687.8)
Total URS stockholders' equity	(679.8)																(679.8)
Total stockholders' equity	(679.8)																(679.8)
Total liabilities and stockholders' equity	43.1																43.1
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	20.7
Operating income (loss)																	20.7
Interest expense																	(20.3)
Income (loss) before income taxes																	0.4
Income tax benefit (expense)																	7.6
Net income (loss) including noncontrolling interests																	8.0
Net income (loss) attributable to URS																	8.0
Comprehensive income (loss) attributable to URS																	8.0
Issuer Fox LP [Member] | Adjustment [Member]
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Interest expense																	(2.6)
Intercompany interest income																	2.6
Guarantors [Member]
Current assets:
Cash and cash equivalents	16.3								24.4								16.3		24.4		28.0
Accounts receivable, including retentions	771.3								705.5								771.3		705.5
Costs and accrued earnings in excess of billings on contracts	876.9								715.6								876.9		715.6
Less receivable allowances	(29.1)								(24.2)								(29.1)		(24.2)
Net accounts receivable	1,619.1								1,396.9								1,619.1		1,396.9
Intercompany accounts receivable	3,933.1								5,152.3								3,933.1		5,152.3
Deferred tax assets	60.3								54.3								60.3		54.3
Inventory	5.5								19.5								5.5		19.5
Other current assets	65.5								63.2								65.5		63.2
Total current assets	5,699.8								6,710.6								5,699.8		6,710.6
Investments in and advances to unconsolidated joint ventures	1,812.2								1,709.2								1,812.2		1,709.2
Property and equipment at cost, net	159.7								154.8								159.7		154.8
Intangible assets, net	223.3								259.3								223.3		259.3
Goodwill	1,778.7								1,778.7								1,778.7		1,778.7
Other long-term assets	231.3								249.6								231.3		249.6
Total assets	9,905.0								10,862.2								9,905.0		10,862.2
Current liabilities:
Current portion of long-term debt	10.0								11.2								10.0		11.2
Accounts payable and subcontractors payable, including retentions	382.7								456.6								382.7		456.6
Accrued salaries and employee benefits	362.7								393.0								362.7		393.0
Billings in excess of costs and accrued earnings on contracts	146.3								149.5								146.3		149.5
Intercompany accounts payable	2,793.4								3,922.4								2,793.4		3,922.4
Short-term intercompany notes payable	20.0								19.3								20.0		19.3
Other current liabilities	146.2								105.6								146.2		105.6
Total current liabilities	3,861.3								5,057.6								3,861.3		5,057.6
Long-term debt	16.9								16.2								16.9		16.2
Deferred tax liabilities	247.5								274.6								247.5		274.6
Self-insurance reserves	18.3								24.6								18.3		24.6
Pension and post-retirement benefit obligations	185.4								162.1								185.4		162.1
Long-term intercompany notes payable	561.7																561.7
Other long-term liabilities	197.1								172.6								197.1		172.6
Total liabilities	5,088.2								5,707.7								5,088.2		5,707.7
Commitments and contingencies
URS stockholders' equity	5,400.6								5,160.7								5,400.6		5,160.7
Intercompany notes receivable	(583.8)								(6.2)								(583.8)		(6.2)
Total URS stockholders' equity	4,816.8								5,154.5								4,816.8		5,154.5
Total stockholders' equity	4,816.8								5,154.5								4,816.8		5,154.5
Total liabilities and stockholders' equity	9,905.0								10,862.2								9,905.0		10,862.2
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	6,713.8		6,924.6		6,923.7
Cost of revenues																	(6,305.0)		(6,556.0)		(6,541.8)
Acquisition-related expenses																			(1.0)
Goodwill impairment																			(601.7)
Equity in income (loss) in subsidiaries																	149.6		(78.7)		184.7
Equity in income of unconsolidated joint ventures																	21.5		8.6		9.6
Intercompany royalty and general and administrative charges																	(122.3)		(122.6)		(138.5)
Operating income (loss)																	457.6		(426.8)		437.7
Interest expense																	(0.8)		(0.6)		2.2
Intercompany interest income																	23.0		1.7		1.2
Intercompany interest expense																	(7.3)		(0.4)		(1.3)
Income (loss) before income taxes																	472.5		(426.1)		439.8
Income tax benefit (expense)																	(174.7)		(61.5)		(171.6)
Net income (loss) including noncontrolling interests																	297.8		(487.6)		268.2
Noncontrolling interests in income of consolidated subsidiaries																			0
Net income (loss) attributable to URS																	297.8		(487.6)		268.2
Comprehensive income (loss) attributable to URS																	282.5		(573.1)		265.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	38.6		490.4		434.7
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																			(298.4)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					21.4
Proceeds from disposal of property and equipment																			3.8		4.7
Investments in unconsolidated joint ventures																	(4.3)		(19.5)		(6.0)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(34.6)		(49.3)		(26.0)
Dividends received																	0.1		5.9		27.8
Net intercompany investing activities																	857.7		(317.1)		(606.0)
Net cash from investing activities																	818.9		(674.6)		(584.1)
Cash flows from financing activities:
Payments on long-term debt																	(5.7)		(7.3)		(9.6)
Net payments under foreign lines of credit and short-term notes																	(0.2)		(1.4)		(0.4)
Net change in overdrafts																	50.1		(97.2)		14.6
Payments on capital lease obligations																	(4.9)		(6.1)		(6.4)
Contributions and advances from noncontrolling interests																			(0.2)
Net intercompany financing activities																	(904.9)		292.8		127.0
Net cash from financing activities																	(865.6)		180.6		125.2
Net change in cash and cash equivalents																	(8.1)		(3.6)		(24.2)
Cash and cash equivalents at beginning of period							24.4								28.0		24.4		28.0		52.2
Cash and cash equivalents at end of period	16.3								24.4								16.3		24.4		28.0
Guarantors [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	16.3								24.4								16.3		24.4		28.0
Accounts receivable, including retentions	771.2								705.5								771.2		705.5
Costs and accrued earnings in excess of billings on contracts	876.9								715.6								876.9		715.6
Less receivable allowances	(29.1)								(24.2)								(29.1)		(24.2)
Net accounts receivable	1,619.0								1,396.9								1,619.0		1,396.9
Intercompany accounts receivable	4,248.9								5,319.1								4,248.9		5,319.1
Deferred tax assets	60.3								54.3								60.3		54.3
Inventory	5.5								19.5								5.5		19.5
Other current assets	65.5								63.2								65.5		63.2
Total current assets	6,015.5								6,877.4								6,015.5		6,877.4
Investments in and advances to unconsolidated joint ventures	1,812.0								1,709.2								1,812.0		1,709.2
Property and equipment at cost, net	159.7								154.8								159.7		154.8
Intangible assets, net	223.5								259.3								223.5		259.3
Goodwill	1,778.7								1,778.7								1,778.7		1,778.7
Other long-term assets	231.3								249.6								231.3		249.6
Total assets	10,220.7								11,029.0								10,220.7		11,029.0
Current liabilities:
Current portion of long-term debt	10.0								11.2								10.0		11.2
Accounts payable and subcontractors payable, including retentions	382.8								456.6								382.8		456.6
Accrued salaries and employee benefits	362.6								393.0								362.6		393.0
Billings in excess of costs and accrued earnings on contracts	146.4								149.5								146.4		149.5
Intercompany accounts payable	3,109.1								4,089.2								3,109.1		4,089.2
Short-term intercompany notes payable	20.0								19.3								20.0		19.3
Other current liabilities	146.3								105.6								146.3		105.6
Total current liabilities	4,177.2								5,224.4								4,177.2		5,224.4
Long-term debt	16.9								16.2								16.9		16.2
Deferred tax liabilities	247.6								274.6								247.6		274.6
Self-insurance reserves	18.3								24.6								18.3		24.6
Pension and post-retirement benefit obligations	185.4								162.1								185.4		162.1
Long-term intercompany notes payable	561.7																561.7
Other long-term liabilities	197.0								172.6								197.0		172.6
Total liabilities	5,404.1								5,874.5								5,404.1		5,874.5
Commitments and contingencies
Intercompany notes receivable	(583.8)								(6.2)								(583.8)		(6.2)
Total URS stockholders' equity	4,816.6								5,154.5								4,816.6		5,154.5
Total stockholders' equity	4,816.6								5,154.5								4,816.6		5,154.5
Total liabilities and stockholders' equity	10,220.7								11,029.0								10,220.7		11,029.0
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	6,713.8		6,924.6		6,923.7
Cost of revenues																	(6,305.0)		(6,556.0)		(6,541.8)
Acquisition-related expenses																			(1.0)
Goodwill impairment																			(601.7)
Equity in income (loss) in subsidiaries																	149.6		(78.7)		172.9
Equity in income of unconsolidated joint ventures																	21.5		8.6		9.6
Operating income (loss)																	579.9		(304.2)		564.4
Interest expense																	(107.4)		(121.9)		(124.6)
Income (loss) before income taxes																	472.5		(426.1)		439.8
Income tax benefit (expense)																	(174.7)		(61.5)		(171.6)
Net income (loss) including noncontrolling interests																	297.8		(487.6)		268.2
Net income (loss) attributable to URS																	297.8		(487.6)		268.2
Comprehensive income (loss) attributable to URS																	283.2		(573.1)		265.2
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	38.6		491.9		446.5
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																			(298.4)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					21.4
Proceeds from disposal of property and equipment																			3.8		4.7
Investments in unconsolidated joint ventures																	(4.3)		(19.5)		(6.0)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(34.6)		(49.3)		(26.0)
Dividends received																	0.1		5.9		27.8
Net intercompany investing activities																	782.2		(480.2)		(730.2)
Net cash from investing activities																	743.4		(837.7)		(708.3)
Cash flows from financing activities:
Payments on long-term debt																	(5.7)		(7.3)		(9.6)
Net payments under foreign lines of credit and short-term notes																	(0.2)		(1.4)		(0.4)
Net change in overdrafts																	50.1		(97.2)		14.6
Payments on capital lease obligations																	(4.9)		(6.1)		(6.4)
Contributions and advances from noncontrolling interests																			(0.2)
Net intercompany financing activities																	(829.4)		454.4		239.4
Net cash from financing activities																	(790.1)		342.2		237.6
Net change in cash and cash equivalents																	(8.1)		(3.6)		(24.2)
Cash and cash equivalents at beginning of period							24.4								28.0		24.4		28.0		52.2
Cash and cash equivalents at end of period	16.3								24.4								16.3		24.4		28.0
Guarantors [Member] | Adjustment [Member]
Current assets:
Accounts receivable, including retentions	0.1																0.1
Net accounts receivable	0.1																0.1
Intercompany accounts receivable	(315.8)								(166.8)								(315.8)		(166.8)
Total current assets	(315.7)								(166.8)								(315.7)		(166.8)
Investments in and advances to unconsolidated joint ventures	0.2																0.2
Intangible assets, net	(0.2)																(0.2)
Total assets	(315.7)								(166.8)								(315.7)		(166.8)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	(0.1)																(0.1)
Accrued salaries and employee benefits	0.1																0.1
Billings in excess of costs and accrued earnings on contracts	(0.1)																(0.1)
Intercompany accounts payable	(315.7)								(166.8)								(315.7)		(166.8)
Other current liabilities	(0.1)																(0.1)
Total current liabilities	(315.9)								(166.8)								(315.9)		(166.8)
Deferred tax liabilities	(0.1)																(0.1)
Other long-term liabilities	0.1																0.1
Total liabilities	(315.9)								(166.8)								(315.9)		(166.8)
Total URS stockholders' equity	0.2																0.2
Total stockholders' equity	0.2																0.2
Total liabilities and stockholders' equity	(315.7)								(166.8)								(315.7)		(166.8)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																					11.8
Intercompany royalty and general and administrative charges																	(122.3)		(122.6)		(138.5)
Operating income (loss)																	(122.3)		(122.6)		(126.7)
Interest expense																	106.6		121.3		126.8
Intercompany interest income																	23.0		1.7		1.2
Intercompany interest expense																	(7.3)		(0.4)		(1.3)
Comprehensive income (loss) attributable to URS																	(0.7)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																			(1.5)		(11.8)
Cash flows from investing activities:
Net intercompany investing activities																	75.5		163.1		124.2
Net cash from investing activities																	75.5		163.1		124.2
Cash flows from financing activities:
Net intercompany financing activities																	(75.5)		(161.6)		(112.4)
Net cash from financing activities																	(75.5)		(161.6)		(112.4)
Non-guarantors [Member]
Current assets:
Cash and cash equivalents	285.4								294.4								285.4		294.4		239.6
Accounts receivable, including retentions	811.8								456.5								811.8		456.5
Costs and accrued earnings in excess of billings on contracts	515.7								425.0								515.7		425.0
Less receivable allowances	(40.6)								(18.9)								(40.6)		(18.9)
Net accounts receivable	1,286.9								862.6								1,286.9		862.6
Intercompany accounts receivable	1,269.0								1,492.4								1,269.0		1,492.4
Deferred tax assets	0.5								5.4								0.5		5.4
Inventory	56.0																56.0
Other current assets	111.3								59.3								111.3		59.3
Total current assets	3,009.1								2,714.1								3,009.1		2,714.1
Investments in and advances to unconsolidated joint ventures	242.2								93.7								242.2		93.7
Property and equipment at cost, net	500.9								93.7								500.9		93.7
Intangible assets, net	468.7								262.5								468.7		262.5
Goodwill	1,468.4								994.3								1,468.4		994.3
Other long-term assets	115.1								25.2								115.1		25.2
Total assets	5,804.4								4,183.5								5,804.4		4,183.5
Current liabilities:
Current portion of long-term debt	42.9								41.3								42.9		41.3
Accounts payable and subcontractors payable, including retentions	454.8								333.7								454.8		333.7
Accrued salaries and employee benefits	155.1								99.0								155.1		99.0
Billings in excess of costs and accrued earnings on contracts	143.0								161.3								143.0		161.3
Intercompany accounts payable	1,043.9								1,346.6								1,043.9		1,346.6
Short-term intercompany notes payable	21.6								393.9								21.6		393.9
Other current liabilities	78.0								58.9								78.0		58.9
Total current liabilities	1,939.3								2,434.7								1,939.3		2,434.7
Long-term debt	323.8								6.5								323.8		6.5
Deferred tax liabilities	85.6								14.1								85.6		14.1
Self-insurance reserves	111.5								108.1								111.5		108.1
Pension and post-retirement benefit obligations	115.5								113.9								115.5		113.9
Long-term intercompany notes payable	1,265.4																1,265.4
Other long-term liabilities	71.1								44.2								71.1		44.2
Total liabilities	3,912.2								2,721.5								3,912.2		2,721.5
Commitments and contingencies
URS stockholders' equity	1,784.6								1,701.9								1,784.6		1,701.9
Intercompany notes receivable	(34.3)								(347.1)								(34.3)		(347.1)
Total URS stockholders' equity	1,750.3								1,354.8								1,750.3		1,354.8
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	1,892.2								1,462.0								1,892.2		1,462.0
Total liabilities and stockholders' equity	5,804.4								4,183.5								5,804.4		4,183.5
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	4,420.9		3,125.9		2,673.4
Cost of revenues																	(4,151.7)		(2,938.3)		(2,487.7)
General and administrative expenses																	(0.4)		1.7		5.6
Acquisition-related expenses																	(9.4)				(11.9)
Restructuring costs																			(5.5)		(10.6)
Goodwill impairment																			(224.1)
Equity in income (loss) in subsidiaries																	(12.7)
Equity in income of unconsolidated joint ventures																	86.1		123.6		60.7
Intercompany royalty and general and administrative charges																	(18.3)		(14.3)		(7.9)
Operating income (loss)																	314.5		69.0		221.6
Interest expense																	(10.8)		(0.6)		(1.4)
Intercompany interest income																	2.0		1.7		1.9
Intercompany interest expense																	(26.7)		(5.1)		(3.8)
Other income (expenses)																	0.8
Income (loss) before income taxes																	279.8		65.0		218.3
Income tax benefit (expense)																	(15.0)		(15.2)		64.7
Net income (loss) including noncontrolling interests																	264.8		49.8		283.0
Noncontrolling interests in income of consolidated subsidiaries																	(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																	149.6		(78.7)		184.7
Comprehensive income (loss) attributable to URS																	170.8		(135.2)		201.1
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	280.8		224.3		97.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		16.3		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					(0.7)
Proceeds from disposal of property and equipment																	25.3		10.3		3.6
Investments in unconsolidated joint ventures																	(0.1)		(0.1)
Changes in restricted cash																	3.9		7.0		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(79.4)		(9.6)		(14.6)
Maturity of short-term investments																					30.2
Net intercompany investing activities																	583.5		(477.5)		(82.2)
Net cash from investing activities																	(812.5)		(453.6)		(371.5)
Cash flows from financing activities:
Payments on long-term debt																	(2.3)		(0.3)
Borrowings from revolving line of credit																	101.6
Net payments under foreign lines of credit and short-term notes																	(19.5)		(14.4)		(6.7)
Net change in overdrafts																	6.0		0.4
Payments on capital lease obligations																	(8.9)		(4.3)		(0.7)
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.8		8.2
Dividends paid																	(0.1)		(5.9)		(27.8)
Net intercompany financing activities																	524.8		414.8		165.2
Net cash from financing activities																	520.1		285.4		31.0
Net change in cash and cash equivalents																	(11.6)		56.1		(243.1)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							294.4								239.6		294.4		239.6		481.5
Cash and cash equivalents at end of period	285.4								294.4								285.4		294.4		239.6
Non-guarantors [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	285.4								294.5								285.4		294.5		239.7
Accounts receivable, including retentions	811.8								456.5								811.8		456.5
Costs and accrued earnings in excess of billings on contracts	515.7								425.0								515.7		425.0
Less receivable allowances	(40.6)								(18.9)								(40.6)		(18.9)
Net accounts receivable	1,286.9								862.6								1,286.9		862.6
Intercompany accounts receivable	1,530.6								1,492.4								1,530.6		1,492.4
Deferred tax assets	0.5								5.4								0.5		5.4
Inventory	56.0																56.0
Other current assets	111.3								59.3								111.3		59.3
Total current assets	3,270.7								2,714.2								3,270.7		2,714.2
Investments in and advances to unconsolidated joint ventures	258.9								93.6								258.9		93.6
Property and equipment at cost, net	500.9								93.7								500.9		93.7
Intangible assets, net	468.5								262.5								468.5		262.5
Goodwill	1,468.4								994.3								1,468.4		994.3
Other long-term assets	115.3								25.2								115.3		25.2
Total assets	6,082.7								4,183.5								6,082.7		4,183.5
Current liabilities:
Current portion of long-term debt	42.9								41.3								42.9		41.3
Accounts payable and subcontractors payable, including retentions	454.8								333.7								454.8		333.7
Accrued salaries and employee benefits	155.1								99.0								155.1		99.0
Billings in excess of costs and accrued earnings on contracts	143.0								161.3								143.0		161.3
Intercompany accounts payable	1,305.6								1,346.6								1,305.6		1,346.6
Short-term intercompany notes payable	599.2								393.9								599.2		393.9
Other current liabilities	74.0								58.9								74.0		58.9
Total current liabilities	2,774.6								2,434.7								2,774.6		2,434.7
Long-term debt	323.8								6.5								323.8		6.5
Deferred tax liabilities	85.5								14.1								85.5		14.1
Self-insurance reserves	111.5								108.1								111.5		108.1
Pension and post-retirement benefit obligations	115.5								113.9								115.5		113.9
Long-term intercompany notes payable	687.8																687.8
Other long-term liabilities	71.1								44.2								71.1		44.2
Total liabilities	4,169.8								2,721.5								4,169.8		2,721.5
Commitments and contingencies
Intercompany notes receivable	(34.3)								(347.1)								(34.3)		(347.1)
Total URS stockholders' equity	1,771.0								1,354.8								1,771.0		1,354.8
Noncontrolling interests	141.9								107.2								141.9		107.2
Total stockholders' equity	1,912.9								1,462.0								1,912.9		1,462.0
Total liabilities and stockholders' equity	6,082.7								4,183.5								6,082.7		4,183.5
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	4,420.9		3,125.9		2,673.4
Cost of revenues																	(4,151.7)		(2,938.3)		(2,487.7)
General and administrative expenses																	(0.4)		1.7		5.6
Acquisition-related expenses																	(9.4)				(11.9)
Restructuring costs																			(5.5)		(10.6)
Goodwill impairment																			(224.1)
Equity in income (loss) in subsidiaries																	8.0
Equity in income of unconsolidated joint ventures																	86.1		123.6		60.7
Operating income (loss)																	353.5		83.3		229.5
Interest expense																	(53.8)		(18.3)		(23.0)
Other income (expenses)																	0.8
Income (loss) before income taxes																	300.5		65.0		206.5
Income tax benefit (expense)																	(15.0)		(15.2)		64.7
Net income (loss) including noncontrolling interests																	285.5		49.8		271.2
Noncontrolling interests in income of consolidated subsidiaries																	(115.2)		(128.5)		(98.3)
Net income (loss) attributable to URS																	170.3		(78.7)		172.9
Comprehensive income (loss) attributable to URS																	191.5		(135.2)		189.3
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	280.7		222.8		85.6
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired																	(1,345.7)		16.3		(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures																					(0.7)
Proceeds from disposal of property and equipment																	25.3		10.3		3.6
Investments in unconsolidated joint ventures																	(0.1)		(0.1)
Changes in restricted cash																	3.9		7.0		(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes																	(79.4)		(9.6)		(14.6)
Maturity of short-term investments																					30.2
Net intercompany investing activities																	544.3		(437.7)		(112.7)
Net cash from investing activities																	(851.7)		(413.8)		(402.0)
Cash flows from financing activities:
Payments on long-term debt																	(2.3)		(0.3)
Borrowings from revolving line of credit																	101.6
Net payments under foreign lines of credit and short-term notes																	(19.5)		(14.4)		(6.7)
Net change in overdrafts																	6.0		0.4
Payments on capital lease obligations																	(8.9)		(4.3)		(0.7)
Distributions to noncontrolling interests																	(83.8)		(111.7)		(107.2)
Contributions and advances from noncontrolling interests																	2.3		6.8		8.2
Dividends paid																	(0.1)		(5.9)		(27.8)
Net intercompany financing activities																	564.0		376.5		207.5
Net cash from financing activities																	559.3		247.1		73.3
Net change in cash and cash equivalents																	(11.7)		56.1		(243.1)
Effect of foreign exchange rate changes on cash and cash equivalents																	2.6		(1.3)		1.2
Cash and cash equivalents at beginning of period							294.5								239.7		294.5		239.7		481.6
Cash and cash equivalents at end of period	285.4								294.5								285.4		294.5		239.7
Non-guarantors [Member] | Adjustment [Member]
Current assets:
Cash and cash equivalents									(0.1)										(0.1)		(0.1)
Intercompany accounts receivable	(261.6)																(261.6)
Total current assets	(261.6)								(0.1)								(261.6)		(0.1)
Investments in and advances to unconsolidated joint ventures	(16.7)								0.1								(16.7)		0.1
Intangible assets, net	0.2																0.2
Other long-term assets	(0.2)																(0.2)
Total assets	(278.3)																(278.3)
Current liabilities:
Intercompany accounts payable	(261.7)																(261.7)
Short-term intercompany notes payable	(577.6)																(577.6)
Other current liabilities	4.0																4.0
Total current liabilities	(835.3)																(835.3)
Deferred tax liabilities	0.1																0.1
Long-term intercompany notes payable	577.6																577.6
Total liabilities	(257.6)																(257.6)
Total URS stockholders' equity	(20.7)																(20.7)
Total stockholders' equity	(20.7)																(20.7)
Total liabilities and stockholders' equity	(278.3)																(278.3)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	(20.7)
Intercompany royalty and general and administrative charges																	(18.3)		(14.3)		(7.9)
Operating income (loss)																	(39.0)		(14.3)		(7.9)
Interest expense																	43.0		17.7		21.6
Intercompany interest income																	2.0		1.7		1.9
Intercompany interest expense																	(26.7)		(5.1)		(3.8)
Income (loss) before income taxes																	(20.7)				11.8
Net income (loss) including noncontrolling interests																	(20.7)				11.8
Net income (loss) attributable to URS																	(20.7)				11.8
Comprehensive income (loss) attributable to URS																	(20.7)				11.8
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	0.1		1.5		11.8
Cash flows from investing activities:
Net intercompany investing activities																	39.2		(39.8)		30.5
Net cash from investing activities																	39.2		(39.8)		30.5
Cash flows from financing activities:
Net intercompany financing activities																	(39.2)		38.3		(42.3)
Net cash from financing activities																	(39.2)		38.3		(42.3)
Net change in cash and cash equivalents																	0.1
Cash and cash equivalents at beginning of period							(0.1)								(0.1)		(0.1)		(0.1)		(0.1)
Cash and cash equivalents at end of period									(0.1)										(0.1)		(0.1)
Eliminations [Member]
Current assets:
Cash and cash equivalents	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Accounts receivable, including retentions	(28.3)								(47.3)								(28.3)		(47.3)
Costs and accrued earnings in excess of billings on contracts	(8.3)								(8.6)								(8.3)		(8.6)
Net accounts receivable	(36.6)								(55.9)								(36.6)		(55.9)
Intercompany accounts receivable	(7,017.7)								(9,265.9)								(7,017.7)		(9,265.9)
Other current assets	(10.8)								(0.8)								(10.8)		(0.8)
Total current assets	(7,066.7)								(9,399.3)								(7,066.7)		(9,399.3)
Investments in and advances to unconsolidated joint ventures	(7,197.4)								(6,855.9)								(7,197.4)		(6,855.9)
Other long-term assets	(4.5)								(12.5)								(4.5)		(12.5)
Total assets	(14,268.6)								(16,267.7)								(14,268.6)		(16,267.7)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	(38.2)								(135.5)								(38.2)		(135.5)
Billings in excess of costs and accrued earnings on contracts	(0.2)																(0.2)
Intercompany accounts payable	(7,017.7)								(9,265.9)								(7,017.7)		(9,265.9)
Short-term intercompany notes payable	(55.9)								(741.0)								(55.9)		(741.0)
Other current liabilities	(14.5)								8.5								(14.5)		8.5
Total current liabilities	(7,126.5)								(10,133.9)								(7,126.5)		(10,133.9)
Deferred tax liabilities	(4.8)								(12.2)								(4.8)		(12.2)
Long-term intercompany notes payable	(1,827.1)																(1,827.1)
Total liabilities	(8,958.4)								(10,146.1)								(8,958.4)		(10,146.1)
Commitments and contingencies
URS stockholders' equity	(7,193.2)								(6,862.6)								(7,193.2)		(6,862.6)
Intercompany notes receivable	1,883.0								741.0								1,883.0		741.0
Total URS stockholders' equity	(5,310.2)								(6,121.6)								(5,310.2)		(6,121.6)
Total stockholders' equity	(5,310.2)								(6,121.6)								(5,310.2)		(6,121.6)
Total liabilities and stockholders' equity	(14,268.6)								(16,267.7)								(14,268.6)		(16,267.7)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	(162.2)		(505.5)		(420.0)
Cost of revenues																	162.2		505.5		420.0
Equity in income (loss) in subsidiaries																	(455.4)		566.3		(452.9)
Operating income (loss)																	(455.4)		566.3		(452.9)
Intercompany interest income																	(35.4)		(6.3)		(5.8)
Intercompany interest expense																	35.4		6.3		5.8
Income (loss) before income taxes																	(455.4)		566.3		(452.9)
Net income (loss) including noncontrolling interests																	(455.4)		566.3		(452.9)
Net income (loss) attributable to URS																	(455.4)		566.3		(452.9)
Comprehensive income (loss) attributable to URS																	(461.3)		708.3		(466.3)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	76.7		(76.7)		1.3
Cash flows from investing activities:
Dividends received																	(0.1)		(5.9)		(27.8)
Net intercompany investing activities																	(2,383.8)		773.9		1,331.8
Net cash from investing activities																	(2,383.9)		768.0		1,304.0
Cash flows from financing activities:
Net change in overdrafts																	(1.6)		78.8		(0.2)
Dividends paid																	0.1		5.9		27.8
Net intercompany financing activities																	2,383.8		(773.9)		(1,331.8)
Net cash from financing activities																	2,382.3		(689.2)		(1,304.2)
Net change in cash and cash equivalents																	75.1		2.1		1.1
Cash and cash equivalents at beginning of period							(76.7)								(78.8)		(76.7)		(78.8)		(79.9)
Cash and cash equivalents at end of period	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Eliminations [Member] | As Reported [Member]
Current assets:
Cash and cash equivalents	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Accounts receivable, including retentions	(28.2)								(47.3)								(28.2)		(47.3)
Costs and accrued earnings in excess of billings on contracts	(8.3)								(8.6)								(8.3)		(8.6)
Net accounts receivable	(36.5)								(55.9)								(36.5)		(55.9)
Intercompany accounts receivable	(7,567.7)								(9,535.0)								(7,567.7)		(9,535.0)
Other current assets	(10.8)								(0.8)								(10.8)		(0.8)
Total current assets	(7,616.6)								(9,668.4)								(7,616.6)		(9,668.4)
Investments in and advances to unconsolidated joint ventures	(7,213.8)								(6,855.9)								(7,213.8)		(6,855.9)
Other long-term assets	(4.8)								(12.5)								(4.8)		(12.5)
Total assets	(14,835.2)								(16,536.8)								(14,835.2)		(16,536.8)
Current liabilities:
Accounts payable and subcontractors payable, including retentions	(38.2)								(135.5)								(38.2)		(135.5)
Billings in excess of costs and accrued earnings on contracts	(0.3)																(0.3)
Intercompany accounts payable	(7,567.7)								(9,535.0)								(7,567.7)		(9,535.0)
Short-term intercompany notes payable	(633.5)								(741.0)								(633.5)		(741.0)
Other current liabilities	(10.5)								8.5								(10.5)		8.5
Total current liabilities	(8,250.2)								(10,403.0)								(8,250.2)		(10,403.0)
Deferred tax liabilities	(4.8)								(12.2)								(4.8)		(12.2)
Long-term intercompany notes payable	(1,249.5)																(1,249.5)
Total liabilities	(9,504.5)								(10,415.2)								(9,504.5)		(10,415.2)
Commitments and contingencies
Intercompany notes receivable	1,883.0								741.0								1,883.0		741.0
Total URS stockholders' equity	(5,330.7)								(6,121.6)								(5,330.7)		(6,121.6)
Total stockholders' equity	(5,330.7)								(6,121.6)								(5,330.7)		(6,121.6)
Total liabilities and stockholders' equity	(14,835.2)								(16,536.8)								(14,835.2)		(16,536.8)
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Revenues																	(162.2)		(505.5)		(420.0)
Cost of revenues																	162.2		505.5		420.0
Equity in income (loss) in subsidiaries																	(476.1)		566.3		(441.1)
Operating income (loss)																	(476.1)		566.3		(441.1)
Income (loss) before income taxes																	(476.1)		566.3		(441.1)
Net income (loss) including noncontrolling interests																	(476.1)		566.3		(441.1)
Net income (loss) attributable to URS																	(476.1)		566.3		(441.1)
Comprehensive income (loss) attributable to URS																	(482.7)		708.3		(454.5)
Disclosure Condensed Consolidating Statements of Cash Flows [Abstract]
Net cash from operating activities																	76.7		(76.7)		1.3
Cash flows from investing activities:
Dividends received																	(0.1)		(5.9)		(27.8)
Net intercompany investing activities																	(2,239.0)		1,060.0		1,604.6
Net cash from investing activities																	(2,239.1)		1,054.1		1,576.8
Cash flows from financing activities:
Net change in overdrafts																	(1.6)		78.8		(0.2)
Dividends paid																	0.1		5.9		27.8
Net intercompany financing activities																	2,239.0		(1,060.0)		(1,604.6)
Net cash from financing activities																	2,237.5		(975.3)		(1,577.0)
Net change in cash and cash equivalents																	75.1		2.1		1.1
Cash and cash equivalents at beginning of period							(76.7)								(78.8)		(76.7)		(78.8)		(79.9)
Cash and cash equivalents at end of period	(1.6)								(76.7)								(1.6)		(76.7)		(78.8)
Eliminations [Member] | Adjustment [Member]
Current assets:
Accounts receivable, including retentions	(0.1)																(0.1)
Net accounts receivable	(0.1)																(0.1)
Intercompany accounts receivable	550.0								269.1								550.0		269.1
Total current assets	549.9								269.1								549.9		269.1
Investments in and advances to unconsolidated joint ventures	16.4																16.4
Other long-term assets	0.3																0.3
Total assets	566.6								269.1								566.6		269.1
Current liabilities:
Billings in excess of costs and accrued earnings on contracts	0.1																0.1
Intercompany accounts payable	550.0								269.1								550.0		269.1
Short-term intercompany notes payable	577.6																577.6
Other current liabilities	(4.0)																(4.0)
Total current liabilities	1,123.7								269.1								1,123.7		269.1
Long-term intercompany notes payable	(577.6)																(577.6)
Total liabilities	546.1								269.1								546.1		269.1
Total URS stockholders' equity	20.5																20.5
Total stockholders' equity	20.5																20.5
Total liabilities and stockholders' equity	566.6								269.1								566.6		269.1
Disclosure Condensed Consolidating Statements of Operations [Abstract]
Equity in income (loss) in subsidiaries																	20.7				(11.8)
Operating income (loss)																	20.7				(11.8)
Intercompany interest income																	(35.4)		(6.3)		(5.8)
Intercompany interest expense																	35.4		6.3		5.8
Income (loss) before income taxes																	20.7				(11.8)
Net income (loss) including noncontrolling interests																	20.7				(11.8)
Net income (loss) attributable to URS																	20.7				(11.8)
Comprehensive income (loss) attributable to URS																	21.4				(11.8)
Cash flows from investing activities:
Net intercompany investing activities																	(144.8)		(286.1)		(272.8)
Net cash from investing activities																	(144.8)		(286.1)		(272.8)
Cash flows from financing activities:
Net intercompany financing activities																	144.8		286.1		272.8
Net cash from financing activities																	$ 144.8		$ 286.1		$ 272.8

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
[4]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”
[5]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[6]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[7]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[8]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.
[9]	During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”